Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000168177
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	R6 Shares
Trading Symbol	FGULX
Annual or Semi-Annual Statement [Text Block]	annual shareholder report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

■ Sector allocation contributed to the Fund’s relative performance, as earlier declines in prices on agency mortgage-backed securities (MBS) were offset by higher yields and rising prices when bank demand for these instruments returned. The Fund increased its allocation to MBS securities over the period, from 54% to 68% of portfolio assets, contributing to overall Fund performance.

■ Security selection contributed to overall Fund performance, as the Fund purchased floating rate collateralized mortgage obligations at attractive spreads relative to historic levels.

Top Detractors from Performance

■ The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as rising expectations for an easing by the Federal Reserve (the “Fed”) inverted the front end of the yield curve causing interest rates on long-term debt to be lower than those on short-term debt early in the reporting period.

■ The dramatic retracement of Fed easing expectations led to an increase in long-term interest rates and resulted in downward price pressure on fixed rate MBS held within the Fund.

Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2014	$10,000	$10,000	$10,000
5/31/2015	$10,007	$10,303	$10,015
5/31/2016	$9,976	$10,612	$10,057
5/31/2017	$10,059	$10,780	$10,122
5/31/2018	$10,183	$10,739	$10,256
5/31/2019	$10,414	$11,426	$10,502
5/31/2020	$10,636	$12,502	$10,752
5/31/2021	$10,688	$12,452	$10,772
5/31/2022	$10,643	$11,428	$10,781
5/31/2023	$10,957	$11,183	$11,111
5/31/2024	$11,553	$11,329	$11,724

Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,084,716,668
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 970,217
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,084,716,668
Number of Investments	207
Portfolio Turnover	10%
Total Advisory Fees Paid	$970,217

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.4%
U.S. Treasury Securities	3.3%
Repurchase Agreements	27.0%
U.S. Government Agency Mortgage-Backed Securities	68.3%

Material Fund Change [Text Block]
C000026761
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Class A
Trading Symbol	FGUAX
Annual or Semi-Annual Statement [Text Block]	annual shareholder report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

■ Sector allocation contributed to the Fund’s relative performance, as earlier declines in prices on agency mortgage-backed securities (MBS) were offset by higher yields and rising prices when bank demand for these instruments returned. The Fund increased its allocation to MBS securities over the period, from 54% to 68% of portfolio assets, contributing to overall Fund performance.

■ Security selection contributed to overall Fund performance, as the Fund purchased floating rate collateralized mortgage obligations at attractive spreads relative to historic levels.

Top Detractors from Performance

■ The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as rising expectations for an easing by the Federal Reserve (the “Fed”) inverted the front end of the yield curve causing interest rates on long-term debt to be lower than those on short-term debt early in the reporting period.

■ The dramatic retracement of Fed easing expectations led to an increase in long-term interest rates and resulted in downward price pressure on fixed rate MBS held within the Fund.

Line Graph [Table Text Block]
	Class A Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2014	$10,000	$10,000	$10,000
5/31/2015	$9,990	$10,303	$10,015
5/31/2016	$9,929	$10,612	$10,057
5/31/2017	$9,966	$10,780	$10,122
5/31/2018	$10,052	$10,739	$10,256
5/31/2019	$10,221	$11,426	$10,502
5/31/2020	$10,417	$12,502	$10,752
5/31/2021	$10,451	$12,452	$10,772
5/31/2022	$10,383	$11,428	$10,781
5/31/2023	$10,670	$11,183	$11,111
5/31/2024	$11,243	$11,329	$11,724

Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,084,716,668
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 970,217
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,084,716,668
Number of Investments	207
Portfolio Turnover	10%
Total Advisory Fees Paid	$970,217

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.4%
U.S. Treasury Securities	3.3%
Repurchase Agreements	27.0%
U.S. Government Agency Mortgage-Backed Securities	68.3%

Material Fund Change [Text Block]
C000026763
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Institutional Shares
Trading Symbol	FGUSX
Annual or Semi-Annual Statement [Text Block]	annual shareholder report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

■ Sector allocation contributed to the Fund’s relative performance, as earlier declines in prices on agency mortgage-backed securities (MBS) were offset by higher yields and rising prices when bank demand for these instruments returned. The Fund increased its allocation to MBS securities over the period, from 54% to 68% of portfolio assets, contributing to overall Fund performance.

■ Security selection contributed to overall Fund performance, as the Fund purchased floating rate collateralized mortgage obligations at attractive spreads relative to historic levels.

Top Detractors from Performance

■ The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as rising expectations for an easing by the Federal Reserve (the “Fed”) inverted the front end of the yield curve causing interest rates on long-term debt to be lower than those on short-term debt early in the reporting period.

■ The dramatic retracement of Fed easing expectations led to an increase in long-term interest rates and resulted in downward price pressure on fixed rate MBS held within the Fund.

Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2014	$10,000	$10,000	$10,000
5/31/2015	$10,036	$10,303	$10,015
5/31/2016	$10,029	$10,612	$10,057
5/31/2017	$10,111	$10,780	$10,122
5/31/2018	$10,244	$10,739	$10,256
5/31/2019	$10,462	$11,426	$10,502
5/31/2020	$10,684	$12,502	$10,752
5/31/2021	$10,745	$12,452	$10,772
5/31/2022	$10,687	$11,428	$10,781
5/31/2023	$10,988	$11,183	$11,111
5/31/2024	$11,595	$11,329	$11,724

Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,084,716,668
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 970,217
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,084,716,668
Number of Investments	207
Portfolio Turnover	10%
Total Advisory Fees Paid	$970,217

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.4%
U.S. Treasury Securities	3.3%
Repurchase Agreements	27.0%
U.S. Government Agency Mortgage-Backed Securities	68.3%

Material Fund Change [Text Block]
C000026762
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Service Shares
Trading Symbol	FEUSX
Annual or Semi-Annual Statement [Text Block]	annual shareholder report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

■ Sector allocation contributed to the Fund’s relative performance, as earlier declines in prices on agency mortgage-backed securities (MBS) were offset by higher yields and rising prices when bank demand for these instruments returned. The Fund increased its allocation to MBS securities over the period, from 54% to 68% of portfolio assets, contributing to overall Fund performance.

■ Security selection contributed to overall Fund performance, as the Fund purchased floating rate collateralized mortgage obligations at attractive spreads relative to historic levels.

Top Detractors from Performance

■ The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as rising expectations for an easing by the Federal Reserve (the “Fed”) inverted the front end of the yield curve causing interest rates on long-term debt to be lower than those on short-term debt early in the reporting period.

■ The dramatic retracement of Fed easing expectations led to an increase in long-term interest rates and resulted in downward price pressure on fixed rate MBS held within the Fund.

Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2014	$10,000	$10,000	$10,000
5/31/2015	$10,026	$10,303	$10,015
5/31/2016	$9,999	$10,612	$10,057
5/31/2017	$10,070	$10,780	$10,122
5/31/2018	$10,192	$10,739	$10,256
5/31/2019	$10,400	$11,426	$10,502
5/31/2020	$10,621	$12,502	$10,752
5/31/2021	$10,660	$12,452	$10,772
5/31/2022	$10,604	$11,428	$10,781
5/31/2023	$10,892	$11,183	$11,111
5/31/2024	$11,483	$11,329	$11,724

Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 1,084,716,668
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 970,217
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,084,716,668
Number of Investments	207
Portfolio Turnover	10%
Total Advisory Fees Paid	$970,217

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.4%
U.S. Treasury Securities	3.3%
Repurchase Agreements	27.0%
U.S. Government Agency Mortgage-Backed Securities	68.3%

Material Fund Change [Text Block]